Debt - Summary of Long Term Debt Maturities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 408,565,066	$ 21,045	$ 418,807,430
2024
Disclosure of detailed information about borrowings [line items]
Long-term debt	96,216,288
2025
Disclosure of detailed information about borrowings [line items]
Long-term debt	11,600,939
2026
Disclosure of detailed information about borrowings [line items]
Long-term debt	27,316,405
2027 and thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 273,431,434